STOCK-BASED COMPENSATION PLANS - Quebecor stock option plan price range of options (Details) - Quebecor Stock option plan	Dec. 31, 2018 CAD ($) Option Y	Dec. 31, 2017 CAD ($) Option	Dec. 31, 2016 CAD ($) Option
Range of exercise price
Number of shares outstanding | Option	1,562,892	440,000	1,360,000
Weighted average years to maturity | Y	7.28
Weighted average exercise price of outstanding options	$ 23.40	$ 12.31	$ 12.69
Number of vested options | Option	340,000	376,666
Weighted average exercise price of vested options	$ 12.17	$ 12.04
Minimum
Range of exercise price
Exercise price of outstanding options	11.11
Maximum
Range of exercise price
Exercise price of outstanding options	$ 26.52
$11.11 to 15.12
Range of exercise price
Number of shares outstanding | Option	340,000
Weighted average years to maturity | Y	4.78
Weighted average exercise price of outstanding options	$ 12.17
Number of vested options | Option	340,000
Weighted average exercise price of vested options	$ 12.17
$11.11 to 15.12 | Minimum
Range of exercise price
Exercise price of outstanding options	11.11
$11.11 to 15.12 | Maximum
Range of exercise price
Exercise price of outstanding options	15.12
$26.52
Range of exercise price
Exercise price of outstanding options	$ 26.52
Number of shares outstanding | Option	1,222,892
Weighted average years to maturity | Y	9.78
Weighted average exercise price of outstanding options	$ 26.52